Godfrey & Kahn, S.C.

Attorneys at Law

780 North Water Street

Milwaukee, Wisconsin 53202-3590

Telephone:  (414) 273-3500

Fax:  (414) 273-5198

October 5, 2004

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:

Kopp Funds, Inc. (Registration Nos. 333-29687; 811-8267)

Ladies and Gentlemen:

On behalf of Kopp Funds, Inc. (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information for the Kopp Total Quality Management Fund, a series of the Company, as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 10 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 10 was filed electronically via EDGAR on September 29, 2004.  The Company’s Registration Statement was declared effective on September 30, 2004.

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Jasna B. Dolgov

Jasna B. Dolgov

cc:

Kathleen S. Tillotson

Cheryl L. King

Carol A. Gehl

Pamela M. Krill